Contingent liabilities, contractual commitments and guarantees	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

32	Contingent liabilities, contractual commitments and guarantees

		HSBC		HSBC Holdings[1]
		2019	2018	2019	2018
	Footnotes	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees		20,214	23,518	11,061	8,627
– performance and other guarantees		75,933	71,484	—	—
– other contingent liabilities		1,576	1,408	289	215
At 31 Dec		97,723	96,410	11,350	8,842
Commitments:	2
– documentary credits and short-term trade-related transactions		6,316	7,083	—	—
– forward asset purchases and forward deposits placed		56,326	67,265	—	—
– standby facilities, credit lines and other commitments to lend		734,966	705,918	—	—
At 31 Dec		797,608	780,266	—	—

1	Guarantees by HSBC Holdings are all in favour of other Group entities.

2
Includes $600,029m of commitments at 31 December 2019 (31 December 2018: $592,008m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.

The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 27.
The majority of the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are disclosed in Notes 27 and 34.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) has provided compensation to customers of financial services firms that have failed. Following the financial crisis, the compensation paid out to customers was initially funded through loans from HM Treasury, which were fully repaid in 2018 by the FSCS. The Group could be liable to pay a proportion of any future amounts that the FSCS borrows from HM Treasury to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse. The ultimate FSCS levy to the industry as a result of a collapse cannot currently be estimated reliably. It is dependent on various uncertain factors including the potential recoveries of assets by the FSCS, changes in the level of protected products (including deposits and investments) and the population of FSCS members at the time.
Associates
HSBC’s share of associates’ contingent liabilities, contractual commitments and guarantees amounted to $46.7bn at 31 December 2019 (2018: $48.5bn). No matters arose where HSBC was severally liable.